Contingent Liabilities and Financial Commitments - Class Actions - Additional Information (Details) - Quebec Class Actions £ in Millions, $ in Millions	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Mar. 01, 2019 GBP (£)	Mar. 01, 2019 CAD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Recoverable payments under Quebec Class Action			£ 5,400	$ 9,200
Provision for expected liability	£ 436	$ 758	£ 436	$ 758
Cost order amount	£ 3	$ 5